Label	Element	Value
Invesco International Developed Dynamic Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED self-indexed FUND TRUST
SUPPLEMENT DATED february 26, 2024 TO THE PROSPECTUSES
DATED December 20, 2023 OF:
Invesco International Developed Dynamic Multifactor ETF (IMFL)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco International Developed Dynamic Multifactor ETF